Long-term debt	12 Months Ended
Mar. 31, 2016
Long-term debt

18. Long-term debt

Long-term debt as of March 31, 2015 and March 31, 2016 comprised of the following:

	As of
	March 31, 2015		March 31, 2016		March 31, 2016
	(In millions)
Subordinated debt	Rs.	175,849.0	Rs.	164,204.5	US$	2,478.6
Others		282,085.4		358,109.0		5,405.4

Total	Rs.	457,934.4	Rs.	522,313.5	US$	7,884.0

The below table presents the balance of long term debt as of March 31, 2015 and March 31, 2016 and the related contractual rates and maturity dates:

	Years ended March 31,
	2015				2016
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)
Subordinated debt
Lower Tier II
Fixed rate	2016 - 2025	6.00% to 10.70%	Rs.	133,440.0	2017-2025	6.00% to 10.70%	Rs.	121,420.0	US$	1,832.8
Upper Tier II
Fixed rate	2016 - 2021	8.70% to 10.85%		34,159.0	2017-2021	8.70% to 10.85%		34,159.0		515.6
Variable rate	2016 - 2017	USD LIBOR+1.2%		6,250.0	2017	USD LIBOR+1.2%		6,625.5		100.0
Perpetual debt	2016 - 2017	9.92%		2,000.0	2017-2018	9.92%		2,000.0		30.2
Others*

Variable rate—(1)	2016 - 2018	1.50% to 2.59%		49,375.0	2017-2020	1.08% to 4.30%		63,207.3		954.0

Variable rate—(2)	2016 - 2019	9.95% to 10.55%		72,737.8	2017-2020	9.40% to 11.05%		74,787.4		1,128.9
Fixed rate—(1)	2016 - 2025	8.45% to 10.81%		83,950.0	2017-2026	8.27% to 10.81%		142,750.0		2,154.7
Fixed rate—(2)	2016 - 2018	1.11% to 4.30%		76,022.6	2017-2018	1.20% to 4.30%		77,364.3		1,167.8

Total			Rs.	457,934.4			Rs.	522,313.5	US$	7,884.0

*	Variable rate (1) and fixed rate (2) represent foreign currency debt

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2016
	(In millions)
Due in the twelve months ending March 31:
2017	Rs.	118,783.7	US$	1,793.0
2018		83,540.0		1,261.0
2019		91,670.0		1,383.7
2020		21,515.3		324.8
2021		—		—
Thereafter (1)		204,804.5		3,091.4

Total	Rs.	520,313.5	US$	7,853.9

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.

During the year ended March 31, 2016 the Bank issued subordinated debt qualifying for Lower Tier II capital, under RBI regulatory guidelines, amounting to nil (previous period Rs. 5,000 million) and raised other long term debt Rs. 129,121.4 million (previous period Rs. 99,257.6 million).

As of March 31, 2015 and March 31, 2016, other long-term debt includes foreign currency borrowings from other banks aggregating to Rs. 125,397.6 million and Rs. 140,571.6 million, respectively, and functional currency borrowings aggregating to Rs. 156,687.8 million and Rs. 217,537.4 million, respectively.